401(k) Plan (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Retirement Benefits [Abstract]
Defined Contribution Plan, Cost	$ 0	$ 0